Redeemable Convertible Preferred Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Redeemable Convertible Preferred Stock and Warrants

E. Redeemable Convertible Preferred Stock and Warrants

Authorized, Issued, and Outstanding Redeemable Convertible Preferred Stock

In April 2015, the Company amended and restated its Certificate of Incorporation to decrease the number of its authorized shares of preferred stock to 10,000,000 shares with a par value of $0.0001 per share. As described in Note A, in April 2015, the Company completed an IPO of its common stock. Upon completion of the IPO, all outstanding shares of the Company’s redeemable convertible preferred stock were automatically converted or reclassified into an aggregate of 5,980,564 shares of the Company’s common stock. As of September 30, 2015, the Company had 10,000,000 shares of authorized and undesignated preferred stock, and did not have any preferred stock outstanding.

Preferred Stock Activity

The following table summarizes redeemable convertible preferred stock activity for the nine months ended September 30, 2015:

	Shares of
	Series A Preferred	Series B Preferred	Series C Preferred	Series D Preferred	Series D-1 Preferred	Total
Balance, December 31, 2014	9,704,215	6,220,000	18,557,408	7,255,425	–	41,737,048
Issuance of Series D-1 Preferred Stock	–	–	–	–	3,200,000	3,200,000
Exercise of Series D Preferred Warrants	–	–	–	3,205	–	3,205
Less: Conversion of Preferred Stock into Common Stock upon IPO	(9,704,215)	(6,220,000)	(18,557,408)	(7,258,630)	(3,200,000)	(44,940,253)

Balance, September 30, 2015	–	–	–	–	–	–

Series D-1 Redeemable Convertible Preferred Stock

In February 2015, the Company entered into a stock purchase agreement with Cowen in which Cowen agreed to purchase and the Company agreed to sell 3,200,000 shares of the Company’s Series D-1 Preferred for $1.25 per share, or an aggregate of $4 million. Upon completion of the IPO, these shares automatically converted into 415,584 shares of the Company’s common stock.

Warrants

As described in Note A, in April 2015, the Company completed an IPO of its common stock. Upon completion of the IPO, and as of September 30, 2015, warrants to purchase 15,499,324 shares of Series D Preferred were reclassified into warrants to purchase 2,066,543 shares of the Company’s common stock. As of December 31, 2014, the Company had outstanding warrants to purchase 15,502,529 shares of Series D Preferred at an exercise price of $0.78 per share. During the nine months ended September 30, 2015, warrants to purchase 3,205 shares of Series D Preferred were exercised.

During 2013, the Company issued $3.8 million of convertible notes and the warrants (the “2013 Warrants”) to purchase 1,079,453 shares of equity securities in a future financing meeting specified criteria (a “Qualified Financing”) (Note C). The 2013 Warrants allow the holders to purchase shares of the same class and series of equity securities issued in the Qualified Financing for an exercise price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing. When the Company entered into the Deerfield Facility Agreement, the 2013 Warrants became warrants to purchase 1,079,453 shares of Series D Preferred. Upon completion of the IPO, the 2013 Warrants automatically converted into warrants to purchase 143,466 shares of the Company’s common stock at an exercise price of $5.85 per share. The 2013 Warrants, if unexercised, expire on the earlier of June 2, 2019, or upon a liquidation event.

On June 2, 2014, pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase 14,423,076 shares of Series D Preferred (Note C). The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of June 2, 2024, or upon a liquidation event. Upon completion of the IPO, the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. The Company is amortizing the debt discount to interest expense over the term of the Term Notes and the Deerfield Convertible Notes.

The Company determined that the 2013 Warrants and Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period upon inception. As stated above, upon completion of the IPO, the 2013 Warrants and the Deerfield Warrant automatically converted into warrants to purchase the Company’s common stock. The Company determined that the 2013 Warrants should be marked to fair value and reclassified to equity upon closing of the IPO. The Deerfield Warrant remains classified as a liability and is recorded at fair value at each reporting period since it can be settled in cash. Changes to the fair value of the warrant liability are recorded through the statements of operations as a fair value adjustment (Note H).

9. Redeemable Convertible Preferred Stock and Warrants

Authorized, Issued, and Outstanding Redeemable Convertible Preferred Stock

Effective May 30, 2014, the Company amended its Certificate of Incorporation to increase the number of its authorized shares of preferred stock to 109,483,000 shares with a par value of $0.0001 per share.

The following table summarizes authorized, issued and outstanding Series A redeemable convertible preferred stock (Series A Preferred), Series B redeemable convertible preferred stock (Series B Preferred), Series C redeemable convertible preferred stock (Series C Preferred) and Series D Preferred as of December 31, 2014:

	Authorized	Outstanding	Issue Price	Conversion Price	Liquidation Preference
Series A Preferred	9,705,000	9,704,215	$0.40	$3.00	$3,881,686
Series B Preferred	6,220,000	6,220,000	$0.62	$4.65	3,856,400
Series C Preferred	18,558,000	18,557,408	$0.78	$5.85	14,474,778
Series D Preferred	75,000,000	7,255,425	$0.78	$5.85	5,659,232

Total	109,483,000	41,737,048			$27,872,096

Preferred Stock Activity

The following table summarizes redeemable convertible preferred stock activity for the years ended December 31, 2013 and 2014:

	Shares of
	Series A Preferred	Series B Preferred	Series C Preferred	Series D Preferred	Total
Balance, January 1, 2013	9,704,215	6,220,000	18,557,408	–	34,481,623

Balance, December 31, 2013	9,704,215	6,220,000	18,557,408	–	34,481,623
Shares issued upon conversion of 2013 Convertible Notes	–	–	–	5,332,348	5,332,348
Shares issued for financing fee to Deerfield	–	–	–	1,923,077	1,923,077

Balance, December 31, 2014	9,704,215	6,220,000	18,557,408	7,255,425	41,737,048

Series A Redeemable Convertible Preferred Stock (Series A Preferred)

On June 18, 2008, the Company adopted a resolution to amend its Articles of Incorporation to increase the number of authorized shares to 75,000,000, consisting of 50,000,000 shares of common stock, no par value, and 25,000,000 shares of preferred stock, no par value, of which 10,000,000 shares are designated as Series A Preferred.

On June 23, 2008, the Company entered into a private placement offering to secure additional equity capital. The private placement offering resulted in the issuance of 7,500,000 shares of Series A Preferred at $0.40 per share and the later issuance of warrants to purchase 99,929 shares of common stock at $3.90 per share. The gross proceeds of the private placement offering totaled $3,000,000 and direct offering costs were $403,757 resulting in net proceeds to the Company of $2,596,243. The warrants were separately issued to the placement agent for the private offering (Note 10).

During 2009, certain convertible debentures were exchanged for Series A Preferred. As a result, the Company issued 2,204,215 Series A Preferred shares for full redemption of the debentures.

Series B Redeemable Convertible Preferred Stock (Series B Preferred)

On April 22, 2009, the Company adopted a resolution to amend its Articles of Incorporation to authorize 7,000,000 shares of Series B Preferred, no par value.

On April 22, 2009, the Company entered into a private placement offering to secure additional equity capital. The private placement offering resulted in the issuance of 6,220,000 shares of Series B Preferred at $0.62 per share and the issuance of warrants to purchase 82,895 shares of common stock at $4.65 per share. The gross proceeds of the private placement offering totaled $3,856,400 and direct offering costs were $357,335, resulting in net proceeds to the Company of $3,499,065. The warrants were separately issued to the placement agent for the private offering (Note 10).

Series C Redeemable Convertible Preferred Stock (Series C Preferred)

On July 15, 2010, the Company adopted a resolution to amend its Articles of Incorporation to authorize 18,000,000 shares of Series C Preferred, no par value.

During 2010, the Company entered into a private placement offering to secure additional equity capital. In 2010, a total of 5,617,835 shares of Series C Preferred were sold at $0.78 per share. In conjunction with the private placement offering, the Company also issued a warrant to purchase 112,289 shares of common stock at $5.85 per share. The gross proceeds of the private placement offering totaled $4,381,916 and direct offering costs were $405,074, resulting in net proceeds to the Company of $3,976,842. The warrant was separately issued to the placement agent for the private offering (Note 10).

On July 15, 2011, the Company adopted a resolution to amend its Articles of Incorporation to increase the number of authorized shares of common stock, no par value, from 70,000,000 to 85,000,000 and Class C Preferred, no par value, from 18,000,000 to 33,000,000.

During 2011, the Company entered into a private placement offering to secure additional equity capital. The Company sold a total of 12,158,638 shares of Series C Preferred at $0.78 per share. In conjunction with the private placement offering, the Company also issued warrants to purchase 242,911 shares of common stock at $5.85 per share. The gross proceeds of the private placement offering totaled $9,483,738 and direct offering costs were $892,070, resulting in net proceeds to the Company of $8,591,668. The warrants were separately issued to the placement agent for the private offering.

During 2012, the Company sold a total of 864,268 shares of Series C Preferred at $0.78 per share. In conjunction with the private placement offering, the Company also issued warrants to purchase 16,430 shares of common stock at $5.85 per share. The gross proceeds of the private placement offering totaled $674,129 and direct offering costs were $148,636, resulting in net proceeds to the Company of $525,493. The warrants were separately issued to the placement agent for the private offering. In addition, 83,333 shares of Series C Preferred were repurchased from a former employee of the Company at $0.78 per share.

Series D Redeemable Convertible Preferred Stock

During 2014, the Company issued 7,255,425 shares of Series D Preferred at $0.78 per share in connection with the Qualified Financing (Note 6). On June 2, 2014, the Company issued 5,332,348 shares of Series D Preferred upon conversion of the 2013 Convertible Notes and 1,923,077 shares of Series D Preferred to Deerfield as a financing fee.

Significant terms of the redeemable convertible preferred stock (together the Preferred Stock) are as follows:

Conversion Rights

Each share of Series A Preferred, Series B Preferred, Series C Preferred and Series D Preferred is convertible, at the option of the holder, at any time after the date of issuance into the number of shares of common stock determined by dividing the original issue price by the conversion price upon a qualifying liquidation or capital event.

The initial conversion price of each share will be adjusted for stock splits, combinations, recapitalizations, reclassifications and similar events. The conversion price is subject to adjustment if the Company issues additional shares of common stock at a price less than the Series A Preferred, Series B Preferred, Series C Preferred and/or Series D Preferred conversion prices in effect at the time of such issuance.

All outstanding shares of Preferred Stock automatically convert into shares of common stock upon the closing of a Qualified Public Offering; an underwritten public offering of common stock that is not a Qualified Public Offering but that is approved by Deerfield and the board of directors; or the date specified by written consent or agreement of the holders of a majority of the then-outstanding shares of Preferred Stock, voting together as a separate class on an as-converted to common stock basis. A Qualified Public Offering is defined as the closing of the sale of shares of common stock to the public at a price of at least $9.375 per share in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, with at least $25,000,000 of gross proceeds to the Company and a listing of the common stock on the NASDAQ Stock Market or the New York Stock Exchange.

Dividend Rights

With respect to the Company’s payment of dividends or distributions, if any, the Series D Preferred ranks senior in priority to the Series C Preferred, which ranks senior in priority to the Series B Preferred, which ranks senior in priority to the Series A Preferred, which ranks senior in priority to all shares of common stock. Such dividends are payable only when, and if, declared by the board of directors and are noncumulative.

Voting Rights

The Company’s Series A Preferred, Series B Preferred and Series C Preferred are non-voting except to the extent voting rights are required by General Corporation Law of the State of Delaware. Each holder of Series D Preferred is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series D Preferred held by such holder are convertible. Holders of Series D Preferred vote together with the holders of common stock as a single class.

Liquidation

Upon an Event of Liquidation, subject to the prior payment of any and all amounts required under the Deerfield Convertible Notes, the Deerfield Warrant and the Term Note, the assets and funds of the Company legally available for distribution, if any, shall be distributed among the holders of common stock and Preferred Stock as follows:

■

Before any distribution or payment is made to any holder of common stock, Series A Preferred, Series B Preferred or Series C Preferred, the holders of shares of Series D Preferred are entitled to be paid an amount equal to the liquidation preference amount with respect to each share of Series D Preferred. If the holders of Series D Preferred have been paid in full the liquidation preference amounts to which they are entitled, then, before any distribution or payment is made to any holder of common stock, Series A Preferred or Series B Preferred, the holders of shares of Series C Preferred are entitled to be paid an amount equal to the liquidation preference amount with respect to each share of Series C Preferred. If the holders of Series D Preferred and the Series C Preferred have been paid in full the liquidation preference amounts to which they are entitled, then, before any distribution or payment is made to any holder of common stock or Series A Preferred, the holders of shares of Series B Preferred are entitled to be paid an amount equal to the liquidation preference amount with respect to each share of Series B Preferred. If the holders of Series D Preferred, the Series C Preferred, and the Series B Preferred have been paid in full the liquidation preference amounts to which they are entitled, then, before any distribution or payment is made to any holder of common stock, the holders of shares of Series A Preferred are entitled to be paid an amount equal to the liquidation preference amount with respect to each share of Series A Preferred.

■	If, upon an Event of Liquidation, holders of the Preferred Stock have been paid in full the liquidation preference amounts to which they are entitled, the remaining assets and funds of the Company legally available for distribution, if any, will be distributed among the holders of the common stock and the Preferred Stock in proportion to the shares of common stock then held by them and the shares of common stock that they have the right to acquire upon conversion of the shares of Preferred Stock.

An Event of Liquidation means (i) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or (ii) any Deemed Liquidation Event. A Deemed Liquidation Event means (i) any merger, consolidation or share exchange transaction in which the Company is a party and the Company issues shares of its capital stock pursuant to such merger or consolidation (except any such merger, consolidation or share exchange involving the Company in which the shares of capital stock of the Company outstanding immediately prior to such merger, consolidation or share exchange continue to represent, or are converted into or exchanged for, shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation) or (ii) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company of all or substantially all the assets or capital stock of the Company.

As a result of the existence of the deemed liquidation feature, the Company determined that all series of Preferred Stock are redeemable upon the occurrence of a deemed liquidation event. They are carried at initial fair value at each reporting period and excluded from stockholders’ deficit in the accompanying balance sheets. If the occurrence of a deemed liquidation event becomes probable, all series of the Preferred Stock will be adjusted to liquidation value during that period.

Series D Preferred Protective Provisions

The Company cannot take any of the following actions without the written consent or affirmative vote of the holders of at least a majority of the issued and outstanding shares of Series D Preferred, which majority must include Deerfield:

■	liquidate, dissolve or wind up the business of the Company, or effect any merger or consolidation or any other Deemed Liquidation Event;

■	amend, alter or repeal any provision of the Certificate of Incorporation or Bylaws in a manner that adversely affects the holders of Series D Preferred;

■	create or issue shares of any additional class of capital stock unless the same ranks junior to the Series D Preferred with respect to distributions upon an Event of Liquidation, the payment of dividends and rights of redemption;

■	increase the authorized number of shares of Series D Preferred or increase the authorized number of shares of any other class of capital stock unless the same ranks junior to the Series D Preferred with respect to distributions upon an Event of Liquidation, the payment of dividends and rights of redemption;

■	issue any shares of Series D Preferred other than as contemplated by the Deerfield Facility Agreement, the Deerfield Convertible Notes or the Deerfield Warrant;

■	reclassify, alter or amend any existing security of the Company (i) that is pari passu with the Series D Preferred with respect to distributions payable upon an Event of Liquidation, the payment of dividends or rights of redemption, if such reclassification, alteration or amendment would render such other security senior to the Series D Preferred with respect to any such right, preference or privilege or (ii) that is junior to the Series D Preferred with respect to distributions payable upon an Event of Liquidation, the payment of dividends or rights of redemption, if such reclassification, alteration or amendment would render such other security senior to or pari passu with the Series D Preferred with respect to any such right, preference or privilege;

■	declare, pay, or make any dividends or other distributions to any holders of common stock, Series A Preferred, Series B Preferred, Series C Preferred, or any other capital stock that is junior to the Series D Preferred with respect to the payment of dividends or distributions, or to any holders of shares of a class of capital stock issued following the Series D Preferred original issue date that is pari passu to the Series D Preferred with respect to the payment of dividends;

■	purchase, redeem or otherwise acquire any shares of common stock, Series A Preferred, Series B Preferred, Series C Preferred, or any other capital stock that is junior to the Series D Preferred, or to any holders of shares of a class of capital stock issued following the Series D Preferred original issue date that is pari passu to the Series D Preferred; provided, however, that the approval by the Series D Preferred and Deerfield is not required for: (1) shares repurchased from former employees, consultants or directors of the Company in accordance with restricted stock purchase agreements with such employees, consultants or directors entered into with approval of the board of directors, (2) the repurchase of up to $100,000 of additional shares, in the aggregate, of such junior or pari passu classes or series of capital stock, and (3) redemptions of the Series D Preferred as expressly authorized in the Certificate of Incorporation; or

■	increase or decrease the authorized number of directors constituting the board of directors.

Warrants

As of December 31, 2014, outstanding warrants to purchase the Company’s Series D Preferred were as follows:

Issuance Date	Number of Underlying Shares	Exercise Price
2013	1,079,453	$0.78
2014	14,423,076	$0.78

	15,502,529

During 2013, the Company issued $3,846,000 of 2013 Convertible Notes and the 2013 Warrants to purchase 1,079,453 shares of equity securities in a future financing meeting specified criteria (a Qualified Financing) (Note 6). The 2013 Warrants allow the holders to purchase shares of the same class and series of equity securities issued in the Qualified Financing for an exercise price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing. When the Company entered into the Deerfield Facility Agreement, the 2013 Warrants became warrants to purchase 1,079,453 shares of Series D Preferred. The 2013 Warrants, if unexercised, expire on the earlier of June 2, 2019 or upon a liquidation event.

On June 2, 2014, pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase 14,423,076 shares of Series D Preferred. The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of June 2, 2024 or upon a liquidation event. The Company is amortizing the debt discount to interest expense over the term of the Term Notes and the Deerfield Convertible Notes.

The Company determined that the 2013 Warrants and Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period. Changes to the fair value of the warrant liability are recorded through the statements of operations as a fair value adjustment (Note 12).